First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments
September 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 35.6%
$24,000,000	U.S. Treasury Note	0.38%	11/30/25	$23,854,722
16,000,000	U.S. Treasury Note	0.75%	03/31/26	15,757,894
	Total U.S. Government Bonds and Notes			39,612,616
	(Cost $39,592,746)
U.S. TREASURY BILLS — 32.2%
5,000,000	U.S. Treasury Bill	(a)	10/16/25	4,991,564
15,000,000	U.S. Treasury Bill	(a)	11/04/25	14,943,285
4,000,000	U.S. Treasury Bill	(a)	11/06/25	3,983,930
12,000,000	U.S. Treasury Bill	(a)	02/12/26	11,833,804
	Total U.S. Treasury Bills			35,752,583
	(Cost $35,744,089)

Shares	Description	Value
MONEY MARKET FUNDS — 23.0%
12,753,096	Dreyfus Government Cash Management Fund, Institutional Shares - 4.04% (b)	12,753,096
12,753,097	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.99% (b)	12,753,097
	Total Money Market Funds	25,506,193
	(Cost $25,506,193)

	Total Investments — 90.8%	100,871,392
	(Cost $100,843,028)
	Net Other Assets and Liabilities — 9.2%	10,246,650
	Net Assets — 100.0%	$111,118,042
Futures Contracts at September 30, 2025:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Oil Futures	164	Oct-2025	$10,828,920	$54,744
Cattle Feeder Futures	22	Oct-2025	3,971,275	62,783
Cocoa Futures	40	Dec-2025	2,699,600	(437,294)
Cocoa Futures	22	Mar-2026	1,495,120	(91,868)
Coffee “C” Futures	57	Dec-2025	8,012,419	1,669,037
Copper Futures	28	Dec-2025	3,399,550	207,911
Gasoline RBOB Futures	135	Oct-2025	10,899,441	6,034
Gold 100 Oz. Futures	28	Dec-2025	10,844,960	1,064,818
Lean Hogs Futures	185	Dec-2025	6,565,650	8,900
Live Cattle Futures	55	Dec-2025	5,165,050	16,932
LME Nickel Futures	21	Dec-2025	1,916,514	(14,086)
LME Zinc Futures	94	Dec-2025	6,977,479	176,414
Low Sulphur Gasoil “G” Futures	160	Nov-2025	10,992,000	79,584
NY Harbor ULSD Futures	113	Oct-2025	11,030,178	148,823
Silver Futures	23	Dec-2025	5,363,600	662,917
Sugar #11 (World) Futures	79	Feb-2026	1,468,768	15,793
WTI Crude Futures	129	Nov-2025	7,992,840	(173,560)
			$109,623,364	$3,457,882

Futures Contracts Short
Corn Futures	240	Dec-2025	$(4,986,000)	$(176,880)

First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Futures Contracts at September 30, 2025 (Continued):
Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Cotton No. 2 Futures	326	Dec-2025	$(10,720,510)	$256,512
Kansas City Hard Red Winter Wheat Futures	431	Dec-2025	(10,726,512)	812,367
LME Aluminium Futures	13	Dec-2025	(871,289)	(9,724)
LME Lead Futures	28	Dec-2025	(1,387,379)	11,580
Natural Gas Futures	246	Oct-2025	(8,125,380)	54,507
Natural Gas Futures	21	Nov-2025	(814,800)	50,072
Soybean Futures	111	Nov-2025	(5,559,713)	225,625
Soybean Oil Futures	128	Dec-2025	(3,800,832)	175,082
Wheat Futures	289	Dec-2025	(7,340,600)	245,609
			$(54,333,015)	$1,644,750
		Total	$55,290,349	$5,102,632

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of September 30, 2025.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

ASSETS TABLE
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds and Notes	$39,612,616	$—	$39,612,616	$—
U.S. Treasury Bills	35,752,583	—	35,752,583	—
Money Market Funds	25,506,193	25,506,193	—	—
Total Investments	100,871,392	25,506,193	75,365,199	—
Futures Contracts	6,006,044	6,006,044	—	—
Total	$106,877,436	$31,512,237	$75,365,199	$—

LIABILITIES TABLE
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(903,412)	$(903,412)	$—	$—